UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [ ]; Amendment Number: ________
This Amendment (Check only one.) : [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      GuideStone Capital Management
Address:   2401 Cedar Springs Rd
           Dallas, TX 75201

Form 13F File Number:     28 - 10998

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Rodric E. Cummins
Title:     Senior Vice President
Phone:     214.720.4752

Signature, Place, and Date of Signing:

 /s/ Rodric E. Cummins                  Dallas, TX             10-14-11
------------------------               ------------           -----------
        [Signature]                    [City, State]            [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[x] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

FORM 13F

FILE NUMBER        NAME
28-11918           American Century Companies, Inc. (on behalf of American Century Investment Management, Inc.)
28-10120           AQR Capital Management, LLC
28-05508           Aronson + Johnson + Ortiz, LP
28-04825           Baillie Gifford & Co. (on behalf of Baillie Gifford Overseas Limited)
28-1006            Barrow, Hanley, Mewhinney & Strauss, Inc.
28-12019           BlackRock, Inc. (on behalf of BlackRock Financial Management)
28-04295           BlackRock Advisors, LLC (on behalf of BlackRock Institutional)
28-13380           Clifton Group Investment Management Company
28-10449           Columbus Circle Investors
28-10957           Genesis Asset Managers, LLP
28-04981           Goldman Sachs Group, Inc. (on behalf of Goldman Sachs Asset Management L.P.)
28-398             Loomis, Sayles & Company, L.P.
28-413             Lord, Abbett & Co LLC
28-06748           Marsico Capital Management, LLC
28-04968           Massachusetts Financial Services Co (on behalf of MFS Institutional Advisors, Inc.)
28-03719           McKinley Capital Management, Inc.
28-11450           Mondrian Investment Partners LTD
28-290             Northern Trust Corporation (on behalf of Northern Trust Investments, Inc.)
28-2701            Allianz Global Investors of America L.P. (on behalf of PIMCO)
28-04643           Payden & Rygel
28-10372           Philadelphia International Advisors, LP
28-05014           Rainier Investment Management Inc.
28-04760           RREEF America LLC
28-05734           Sands Capital Management, LLC
28-10621           Shenkman Capital Management, Inc.
28-11092           TimesSquare Capital Management, LLC
28-02494           The TCW Group, Inc. (on behalf of TCW Investment Management Company)
28-12572           Tradewinds Global Investors, LLC
28-02924           Turner Investment Partners, Inc.
28-1700            Legg Mason, Inc. (on behalf of Western Asset Management Co.)
28-1700            Legg Mason, Inc. (on behalf of Western Asset Limited)